LEASE - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right of use assets
Beginning balance	R$ 4,344,078	R$ 3,850,237
Additions/updates	964,519	1,092,768
Depreciation	(508,592)	(450,289)
Write-offs	(5,982)	(148,638)
Ending balance	4,794,023	4,344,078
Lands and farms
Right of use assets
Beginning balance	2,288,061	1,769,645
Additions/updates	885,272	858,085
Depreciation	(304,922)	(265,091)
Write-offs		(74,578)
Ending balance	2,868,411	2,288,061
Machines and equipment
Right of use assets
Beginning balance	85,265	130,051
Additions/updates	20,646	45,624
Depreciation	(19,447)	(18,078)
Write-offs		(72,332)
Ending balance	86,464	85,265
Buildings
Right of use assets
Beginning balance	90,984	45,999
Additions/updates	52,140	90,616
Depreciation	(54,714)	(43,903)
Write-offs		(1,728)
Ending balance	88,410	90,984
Ships and boats
Right of use assets
Beginning balance	1,877,319	1,904,455
Additions/updates	1,861	95,768
Depreciation	(125,190)	(122,904)
Write-offs	(5,982)
Ending balance	1,748,008	1,877,319
Vehicles
Right of use assets
Beginning balance	2,449	87
Additions/updates	4,600	2,675
Depreciation	(4,319)	(313)
Ending balance	R$ 2,730	R$ 2,449